Schedule of Commercial Mortgage Loans by Geographic Distribution (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
California
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	20.90%	21.50%
Illinois
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	3.60%	7.60%
New Jersey
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	9.30%	9.50%
Arizona
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	4.60%	5.60%
Texas
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	11.00%	8.00%